UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

STF Tactical Growth & Income ETF
TUGN (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth & Income ETF	$33	0.65%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,616,084
Number of Holdings	103
Portfolio Turnover	38%
30-Day SEC Yield	0.13%
Visit https://stfm.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Apple, Inc.	8.8%
Microsoft Corp.	8.0%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Amazon.com, Inc.	4.8%
Alphabet, Inc.	4.7%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	1.9%

Top Sectors	(%)
Manufacturing	49.7%
Information	22.8%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	7.3%
Administrative and Support and Waste Management and Remediation Services	2.4%
Real Estate and Rental and Leasing	2.0%
Utilities	1.4%
Accommodation and Food Services	1.2%
Transportation and Warehousing	0.7%
Cash & Other	3.1%
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
STF Tactical Growth & Income ETF	PAGE 1	TSR-SAR-53656F169

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth & Income ETF	PAGE 2	TSR-SAR-53656F169

STF Tactical Growth ETF
TUG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth ETF	$33	0.65%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$190,115,651
Number of Holdings	101
Portfolio Turnover	46%
30-Day SEC Yield	0.12%
Visit https://stfm.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Apple, Inc.	8.9%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.4%
Broadcom, Inc.	5.2%
Meta Platforms, Inc.	5.1%
Amazon.com, Inc.	4.9%
Alphabet, Inc.	4.7%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Netflix, Inc.	1.9%

Top Sectors	(%)
Manufacturing	50.0%
Information	23.0%
Retail Trade	9.6%
Professional, Scientific, and Technical Services	7.3%
Administrative and Support and Waste Management and Remediation Services	2.3%
Real Estate and Rental and Leasing	1.9%
Utilities	1.4%
Accommodation and Food Services	1.2%
Transportation and Warehousing	0.7%
Cash & Other	2.6%
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
STF Tactical Growth ETF	PAGE 1	TSR-SAR-53656F151

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth ETF	PAGE 2	TSR-SAR-53656F151

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

STF Tactical Growth & Income ETF
STF Tactical Growth ETF
Core Financial Statements
September 30, 2024 (Unaudited)

TABLE OF CONTENTS (Unaudited)

STF Tactical Growth & Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Accommodation - 0.5%
Marriott International, Inc. - Class A	629	$156,369
Administrative and Support Services - 2.4%
Baker Hughes Co.	2,162	78,156
Booking Holdings, Inc.	84	353,818
PayPal Holdings, Inc.(a)	2,250	175,568
PDD Holdings, Inc. - ADR(a)	1,399	188,599
		796,141
Apparel Manufacturing - 0.2%
Lululemon Athletica, Inc.(a)	264	71,636
Beverage and Tobacco Product Manufacturing - 2.4%
Coca-Cola Europacific Partners PLC	998	78,593
Keurig Dr Pepper, Inc.	2,926	109,666
Monster Beverage Corp.(a)	2,253	117,539
PepsiCo, Inc.	2,969	504,878
		810,676
Broadcasting - 1.0%
Comcast Corp. - Class A	8,392	350,534
Broadcasting and Content Providers - 0.1%
Warner Bros Discovery, Inc.(a)	5,193	42,842
Broadline Retail - 0.7%
MercadoLibre, Inc.(a)	109	223,664
Chemical Manufacturing - 5.4%
Amgen, Inc.	1,177	379,241
AstraZeneca PLC - ADR	1,274	99,257
Biogen, Inc.(a)	314	60,866
Gilead Sciences, Inc.	2,709	227,123
Linde PLC	1,045	498,319
Moderna, Inc.(a)	824	55,068
Regeneron Pharmaceuticals, Inc.(a)	233	244,939
Vertex Pharmaceuticals, Inc.(a)	553	257,189
		1,822,002
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
Ross Stores, Inc.	736	110,775
Commercial Services - 0.5%
Cintas Corp.	879	180,969
Computer and Electronic Product Manufacturing - 40.6%(b)
Advanced Micro Devices, Inc.(a)	3,456	567,061
Analog Devices, Inc.	1,071	246,512
Apple, Inc.	12,694	2,957,702
Broadcom, Inc.	10,038	1,731,555
Cisco Systems, Inc.	8,494	452,051

	Shares	Value
Fortinet, Inc.(a)	1,625	$126,019
GE HealthCare Technologies, Inc.	992	93,099
GLOBALFOUNDRIES, Inc.(a)	1,178	47,415
Illumina, Inc.(a)	342	44,600
Intel Corp.	9,120	213,955
Lam Research Corp.(a)	296	241,560
Microchip Technology, Inc.	1,173	94,180
Micron Technology, Inc.	2,364	245,170
Microsoft Corp.	6,224	2,678,187
NVIDIA Corp.	20,232	2,456,974
NXP Semiconductors NV	547	131,286
ON Semiconductor Corp.(a)	930	67,527
Palo Alto Networks, Inc.(a)	723	247,121
QUALCOMM, Inc.	2,422	411,861
Roper Technologies, Inc.	233	129,651
Super Micro Computer, Inc.(a)	128	53,299
Texas Instruments, Inc.	1,984	409,835
		13,646,620
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.4%
Airbnb, Inc. - Class A(a)	966	122,498
Automatic Data Processing, Inc.	883	244,353
Verisk Analytics, Inc.	319	85,479
		452,330
Food Manufacturing - 0.9%
Kraft Heinz Co.	2,587	90,829
Mondelez International, Inc. - Class A	2,889	212,833
		303,662
Food Services and Drinking Places - 1.1%
DoorDash, Inc. - Class A(a)	830	118,466
Starbucks Corp.	2,436	237,486
		355,952
General Merchandise Retailers - 2.6%
Costco Wholesale Corp.	960	851,059
Dollar Tree, Inc.(a)	472	33,191
		884,250
Machinery Manufacturing - 2.3%
Applied Materials, Inc.	1,827	369,145
ASML Holding NV	208	173,316
KLA Corp.	305	236,195
		778,656
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	259	37,040
Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc.(a)	2,085	109,254
Fastenal Co.	1,221	87,204
		196,458

The accompanying notes are an integral part of these financial statements.

1

STF Tactical Growth & Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - 1.3%
Dexcom, Inc.(a)	841	$56,381
Intuitive Surgical, Inc.(a)	768	377,295
		433,676
Motor Vehicle and Parts Dealers - 0.4%
O’Reilly Automotive, Inc.(a)	129	148,556
Nonestore Retailers - 4.8%
Amazon.com, Inc.(a)	8,684	1,618,090
Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	397	68,443
Other Information Services - 5.2%
CoStar Group, Inc.(a)	893	67,368
Meta Platforms, Inc. - Class A	2,955	1,691,560
		1,758,928
Professional, Scientific, and Technical Services - 7.3%
Alphabet, Inc. - Class A	4,830	801,055
Alphabet, Inc. - Class C	4,626	773,421
Atlassian Corp. - Class A(a)	328	52,090
CDW Corp.	299	67,664
Cognizant Technology Solutions Corp. - Class A	1,070	82,583
IDEXX Laboratories, Inc.(a)	184	92,960
Marvell Technology, Inc.	1,876	135,297
Paychex, Inc.	781	104,802
Take-Two Interactive Software, Inc.(a)	367	56,411
Trade Desk, Inc. - Class A(a)	963	105,593
Workday, Inc. - Class A(a)	460	112,429
Zscaler, Inc.(a)	319	54,530
		2,438,835
Publishing Industries - 5.2%
Adobe, Inc.(a)	971	502,764
ANSYS, Inc.(a)	199	63,407
Autodesk, Inc.(a)	473	130,302
Cadence Design Systems, Inc.(a)	590	159,908
Crowdstrike Holdings, Inc. - Class A(a)	501	140,516
Datadog, Inc. - Class A(a)	674	77,550
Electronic Arts, Inc.	572	82,048
Intuit, Inc.	611	379,431
MongoDB, Inc.(a)	162	43,797
Synopsys, Inc.(a)	331	167,615
		1,747,338
Rail Transportation - 0.4%
CSX Corp.	4,233	146,165
Rental and Leasing Services - 2.0%
Netflix, Inc.(a)	922	653,947

	Shares	Value
Telecommunications - 1.9%
Charter Communications, Inc. - Class A(a)	322	$104,354
T-Mobile US, Inc.	2,511	518,170
		622,524
Transportation Equipment Manufacturing - 4.3%
Honeywell International, Inc.	1,402	289,807
PACCAR, Inc.	1,144	112,890
Tesla, Inc.(a)	3,990	1,043,904
		1,446,601
Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.	465	92,368
Utilities - 1.4%
American Electric Power Co., Inc.	1,141	117,067
Constellation Energy Corp.	682	177,334
Exelon Corp.	2,149	87,142
Xcel Energy, Inc.	1,175	76,727
		458,270
TOTAL COMMON STOCKS (Cost $27,153,122)		32,854,317

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.6%
Call Options - 0.6%
NASDAQ 100 Index, Expiration: 10/18/2024; Exercise Price: $20,500.00(c)(d)	$32,097,104	16	210,080
TOTAL PURCHASED OPTIONS (Cost $283,736)			210,080
TOTAL INVESTMENTS - 98.4% (Cost $27,436,858)			$33,064,397
Other Assets in Excess of Liabilities - 1.6%			551,687
TOTAL NET ASSETS - 100.0%			$33,616,084

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

STF Tactical Growth & Income ETF
Schedule of Written Options
September 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%(a)(b)
Call Options - (1.7)%
NASDAQ 100 Index, Expiration: 10/18/2024; Exercise Price: $20,000.00(a)(b)	$(32,097,104)	(16)	$(580,000)
TOTAL WRITTEN OPTIONS (Premiums received $627,688)			$(580,000)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

3

STF Tactical Growth ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Accommodation - 0.5%
Marriott International, Inc. - Class A	3,536	$879,050
Administrative and Support Services - 2.3%
Baker Hughes Co.	12,358	446,742
Booking Holdings, Inc.	417	1,756,454
PayPal Holdings, Inc.(a)	12,862	1,003,622
PDD Holdings, Inc. - ADR(a)	7,966	1,073,896
		4,280,714
Apparel Manufacturing - 0.2%
Lululemon Athletica, Inc.(a)	1,477	400,784
Beverage and Tobacco Product Manufacturing - 2.4%
Coca-Cola Europacific Partners PLC	5,686	447,773
Keurig Dr Pepper, Inc.	16,707	626,178
Monster Beverage Corp.(a)	12,894	672,680
PepsiCo, Inc.	16,917	2,876,736
		4,623,367
Broadcasting - 1.1%
Comcast Corp. - Class A	47,974	2,003,874
Broadcasting and Content Providers - 0.1%
Warner Bros Discovery, Inc.(a)	29,708	245,091
Broadline Retail - 0.7%
MercadoLibre, Inc.(a)	626	1,284,527
Chemical Manufacturing - 5.4%
Amgen, Inc.	6,658	2,145,274
AstraZeneca PLC - ADR	7,212	561,887
Biogen, Inc.(a)	1,778	344,648
Gilead Sciences, Inc.	15,506	1,300,023
Linde PLC	5,918	2,822,057
Moderna, Inc.(a)	4,703	314,301
Regeneron Pharmaceuticals, Inc.(a)	1,324	1,391,842
Vertex Pharmaceuticals, Inc.(a)	3,148	1,464,072
		10,344,104
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
Ross Stores, Inc.	4,135	622,359
Commercial Services - 0.5%
Cintas Corp.	5,032	1,035,988
Computer and Electronic Product Manufacturing - 41.0%(b)
Advanced Micro Devices, Inc.(a)	19,738	3,238,611
Analog Devices, Inc.	6,118	1,408,180
Apple, Inc.	72,630	16,922,790
Broadcom, Inc.	57,380	9,898,050
Cisco Systems, Inc.	48,573	2,585,055

	Shares	Value
Fortinet, Inc.(a)	9,264	$718,423
GE HealthCare Technologies, Inc.	5,664	531,567
GLOBALFOUNDRIES, Inc.(a)	6,736	271,124
Illumina, Inc.(a)	1,940	252,996
Intel Corp.	52,118	1,222,688
Lam Research Corp.(a)	1,640	1,338,371
Microchip Technology, Inc.	6,640	533,126
Micron Technology, Inc.	13,503	1,400,396
Microsoft Corp.	35,606	15,321,262
NVIDIA Corp.	115,753	14,057,044
NXP Semiconductors NV	3,125	750,031
ON Semiconductor Corp.(a)	5,297	384,615
Palo Alto Networks, Inc.(a)	4,084	1,395,911
QUALCOMM, Inc.	13,840	2,353,492
Roper Technologies, Inc.	1,310	728,937
Super Micro Computer, Inc.(a)	718	298,975
Texas Instruments, Inc.	11,314	2,337,133
		77,948,777
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.3%
Airbnb, Inc. - Class A(a)	5,545	703,161
Automatic Data Processing, Inc.	5,035	1,393,336
Verisk Analytics, Inc.	1,747	468,126
		2,564,623
Food Manufacturing - 0.9%
Kraft Heinz Co.	14,750	517,872
Mondelez International, Inc. - Class A	16,537	1,218,281
		1,736,153
Food Services and Drinking Places - 1.1%
DoorDash, Inc. - Class A(a)	4,716	673,115
Starbucks Corp.	13,935	1,358,523
		2,031,638
General Merchandise Retailers - 2.7%
Costco Wholesale Corp.	5,497	4,873,200
Dollar Tree, Inc.(a)	2,658	186,911
		5,060,111
Machinery Manufacturing - 2.3%
Applied Materials, Inc.	10,430	2,107,382
ASML Holding NV	1,129	940,739
KLA Corp.	1,691	1,309,527
		4,357,648
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	1,449	207,221
Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc.(a)	11,899	623,507
Fastenal Co.	6,947	496,155
		1,119,662

The accompanying notes are an integral part of these financial statements.

4

STF Tactical Growth ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - 1.3%
Dexcom, Inc.(a)	4,750	$318,440
Intuitive Surgical, Inc.(a)	4,381	2,152,254
		2,470,694
Motor Vehicle and Parts Dealers - 0.4%
O’Reilly Automotive, Inc.(a)	720	829,152
Nonestore Retailers - 4.9%
Amazon.com, Inc.(a)	49,679	9,256,688
Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	2,229	384,280
Other Information Services - 5.3%
CoStar Group, Inc.(a)	5,089	383,914
Meta Platforms, Inc. - Class A	16,883	9,664,505
		10,048,419
Professional, Scientific, and Technical Services - 7.3%
Alphabet, Inc. - Class A	27,638	4,583,762
Alphabet, Inc. - Class C	26,441	4,420,671
Atlassian Corp. - Class A(a)	1,864	296,022
CDW Corp.	1,645	372,263
Cognizant Technology Solutions Corp. - Class A	6,120	472,341
IDEXX Laboratories, Inc.(a)	1,000	505,220
Marvell Technology, Inc.	10,666	769,232
Paychex, Inc.	4,451	597,280
Take-Two Interactive Software, Inc.(a)	2,052	315,413
Trade Desk, Inc. - Class A(a)	5,445	597,044
Workday, Inc. - Class A(a)	2,605	636,688
Zscaler, Inc.(a)	1,822	311,453
		13,877,389
Publishing Industries - 5.2%
Adobe, Inc.(a)	5,538	2,867,466
ANSYS, Inc.(a)	1,073	341,890
Autodesk, Inc.(a)	2,683	739,113
Cadence Design Systems, Inc.(a)	3,330	902,530
Crowdstrike Holdings, Inc. - Class A(a)	2,828	793,169
Datadog, Inc. - Class A(a)	3,838	441,600
Electronic Arts, Inc.	3,252	466,467
Intuit, Inc.	3,428	2,128,788
MongoDB, Inc.(a)	891	240,882
Synopsys, Inc.(a)	1,880	952,013
		9,873,918
Rail Transportation - 0.4%
CSX Corp.	24,177	834,832
Rental and Leasing Services - 1.9%
Netflix, Inc.(a)	5,203	3,690,332

	Shares	Value
Telecommunications - 1.9%
Charter Communications, Inc. - Class A(a)	1,769	$573,298
T-Mobile US, Inc.	14,328	2,956,726
		3,530,024
Transportation Equipment Manufacturing - 4.3%
Honeywell International, Inc.	8,011	1,655,954
PACCAR, Inc.	6,495	640,926
Tesla, Inc.(a)	22,754	5,953,129
		8,250,009
Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.	2,641	524,608
Utilities - 1.4%
American Electric Power Co., Inc.	6,460	662,796
Constellation Energy Corp.	3,904	1,015,118
Exelon Corp.	12,263	497,265
Xcel Energy, Inc.	6,704	437,771
		2,612,950
TOTAL COMMON STOCKS (Cost $145,160,446)		186,928,986
TOTAL INVESTMENTS - 98.3% (Cost $145,160,446)		$186,928,986
Other Assets in Excess of Liabilities - 1.7%		3,186,665
TOTAL NET ASSETS - 100.0%		$190,115,651

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

5

Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
ASSETS:
Investments, at value	$33,064,397	$186,928,986
Cash	1,143,607	3,255,380
Dividends receivable	5,210	29,957
Total assets	34,213,214	190,214,323
LIABILITIES:
Written option contracts, at value	580,000	—
Payable to adviser	17,130	98,672
Total liabilities	597,130	98,672
NET ASSETS	$33,616,084	$190,115,651
NET ASSETS CONSISTS OF:
Paid-in capital	$29,231,296	$144,396,355
Total distributable earnings	4,384,788	45,719,296
Total net assets	$33,616,084	$190,115,651
Net assets	$33,616,084	$190,115,651
Shares issued and outstanding	1,450,000	5,675,000
Net asset value per share	$23.18	$33.50
Cost:
Investments, at cost	$27,436,858	$145,160,446
PROCEEDS:
Written options, at premium	$627,688	$—

The accompanying notes are an integral part of these financial statements.

6

Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
INVESTMENT INCOME:
Dividend income (net of withholding tax and issuance fees of $369 and $1,674, respectively)	$157,390	$701,235
Interest income	31,029	144,751
Total investment income	188,419	845,986
EXPENSES:
Investment advisory fee	136,300	611,770
Total expenses	136,300	611,770
NET INVESTMENT INCOME	52,119	234,216
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	5,548,811	15,008,980
Written option contracts expired or closed	315,834	—
Net realized gain	5,864,645	15,008,980
Net change in unrealized appreciation/depreciation on:
Investments	(3,858,836)	(5,407,264)
Written option contracts	47,687	—
Net change in unrealized appreciation/depreciation	(3,811,149)	(5,407,264)
Net realized and unrealized gain	2,053,496	9,601,716
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,105,615	$9,835,932

The accompanying notes are an integral part of these financial statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	STF Tactical Growth & Income ETF		STF Tactical Growth ETF
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$52,119	$258,307	$234,216	$1,218,184
Net realized gain/(loss)	5,864,645	(6,842)	15,008,980	4,752,769
Net change in unrealized appreciation/(depreciation)	(3,811,149)	7,871,223	(5,407,264)	35,523,854
Net increase in net assets from operations	2,105,615	8,122,688	9,835,932	41,494,807
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,485,200)	(258,307)	(249,082)	(1,214,665)
Return of Capital	—	(3,967,297)	—	—
Total distributions to shareholders	(2,485,200)	(4,225,604)	(249,082)	(1,214,665)
CAPITAL TRANSACTIONS:
Creations	3,980,520	25,035,905	1,698,250	17,457,888
Redemptions	(15,244,763)	(3,873,680)	(6,819,768)	(714,640)
ETF transaction fees (See Note 4)	—	1,223	—	170
Net increase (decrease) in net assets from capital transactions	(11,264,243)	21,163,448	(5,121,518)	16,743,418
Net increase/(decrease) in net assets	(11,643,828)	25,060,532	4,465,332	57,023,560
NET ASSETS:
Beginning of the period	45,259,912	20,199,380	185,650,319	128,626,759
End of the period	$33,616,084	$45,259,912	$190,115,651	$185,650,319
SHARES TRANSACTIONS
Creations	175,000	1,125,000	50,000	650,000
Redemptions	(650,000)	(175,000)	(200,000)	(25,000)
Total increase/(decrease) in shares outstanding	(475,000)	950,000	(150,000)	625,000

The accompanying notes are an integral part of these financial statements.

8

STF Tactical Growth & Income ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.51	$20.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.17	0.34
Net realized and unrealized gain (loss) on investments(c)	1.05	5.31	(2.59)
Total from investment operations	1.08	5.48	(2.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)	(0.26)	(0.46)
Return of capital	—	(2.43)	(1.57)
Total distributions	(1.41)	(2.69)	(2.03)
ETF transaction fees per share	0.00	0.00(d)	0.00(d)
Net asset value, end of period	$23.18	$23.51	$20.72
Total return(e)	4.76%	28.15%	(8.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,616	$45,260	$20,199
Ratio of expenses to average net assets:	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	0.25%	0.74%	1.86%
Portfolio turnover rate(e)(g)	38%	135%	429%

(a)	Inception date of the Fund was May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

STF Tactical Growth ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.87	$24.74	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.21	0.34
Net realized and unrealized gain (loss) on investments(c)	1.63	7.13	(0.26)
Total from investment operations	1.67	7.34	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.21)	(0.34)
Total distributions	(0.04)	(0.21)	(0.34)
ETF transaction fees per share	0.00	0.00(d)	0.00(d)
Net asset value, end of period	$33.50	$31.87	$24.74
Total retun(e)	5.25%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$190,116	$185,650	$128,627
Ratio of expenses to average net assets:	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	0.25%	0.77%	1.66%
Portfolio turnover rate(e)(g)	46%	140%	423%

(a)	Inception date of the Fund was May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)
1. ORGANIZATION
The STF Tactical Growth ETF (“TUG”) and STF Tactical Growth & Income ETF (“TUGN”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
TUG is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term growth of capital and TUGN is an actively-managed ETF that seeks long-term growth of capital and current income.
The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price

11

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless STF Management LP, (the “Adviser”) determines in good faith that such method does not represent fair value.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the

12

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2024, are as follows:
STF Tactical Growth ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$186,928,986	$ —	$ —	$186,928,986
Total Assets	$186,928,986	$—	$—	$186,928,986

STF Tactical Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 32,854,317	$ —	$ —	$ 32,854,317
Purchased Options	—	210,080	—	210,080
Total Assets	$32,854,317	$210,080	$—	$33,064,397
Liabilities:
Options Written	$—	$(580,000)	$—	$(580,000)
Total Liabilities	$—	$(580,000)	$—	$(580,000)

Refer to the Schedule of Investments for industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

13

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At September 30, 2024, the Funds’ most recent fiscal year end, the tax periods from commencement of operations are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).
TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of September 30, 2024, the Fund’s derivative instruments are not subject to a master netting arrangement.

14

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Derivative Instruments – The average monthly value outstanding of purchased and written options during the period ended September 30, 2024, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$112,510
Written Options	(368,613)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended September 30, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$(727,134)	$315,834	$(73,656)	$47,687

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

15

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the period ended September 30, 2024, was as follows:

	Ordinary Income(2)	Return of Capital
STF Tactical Growth ETF	$249,082	$ —
STF Tactical Growth & Income ETF	2,485,200	—

16

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid for the fiscal year ended March 31, 2024, was as follows:

	Ordinary Income(1)	Return of Capital
STF Tactical Growth ETF	$1,214,665	$—
STF Tactical Growth & Income ETF	258,307	3,967,297

(1)	Ordinary Income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
At March 31, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Federal Tax Cost of Investments	$146,962,825	$38,254,322
Gross Tax Unrealized Appreciation	$49,665,856	$10,442,194
Gross Tax Unrealized Depreciation	(11,276,894)	(3,035,751)
Net Tax Unrealized Appreciation (Depreciation)	38,388,962	7,406,443
Undistributed Ordinary Income	6,149	—
Other Accumulated Gain (Loss)	(2,262,665)	(2,642,070)
Total Distributable Earnings/(Accumulated Losses)	$36,132,446	$4,764,373

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At March 31, 2024, the Funds’ most recent fiscal year end, TUG and TUGN had short term capital losses remaining of $2,262,665 and $1,187,427, respectively, which will be carried forward indefinitely to offset future realized capital gains. At March 31, 2024, the Funds’ most recent fiscal year end, TUGN had long term capital losses remaining of $1,454,643, which will be carried forward indefinitely to offset future realized capital gains. During the year ended March 31, 2024, TUG and TUGN utilized capital losses carried forward of $8,630,975 and $660,715, respectively.
6. INVESTMENT TRANSACTIONS
During the period ended September 30, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth ETF	$2,825,724	$(24,642)
STF Tactical Growth & Income ETF	4,217,590	(30,501)

17

STF ETFs
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended September 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF	$85,720,676	$89,212,422	$1,650,266	$6,278,514
STF Tactical Growth & Income ETF	15,398,756	21,673,621	2,228,281	10,623,561

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
On October 23, 2024, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on October 24, 2024 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.24	$342,300

On November 20, 2024, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on November 21, 2024 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.24	$395,000

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

18

STF ETFs
Supplemental Information (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-590-9112. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-590-9112, by visiting the Funds’ website at www.stfm.com and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.stfm.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth ETF	98.75%
STF Tactical Growth & Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, was as follows:

STF Tactical Growth ETF	99.82%
STF Tactical Growth & Income ETF	100.00%

19

Investment Adviser:
STF Management, LP
6136 Frisco Square Boulevard, Suite 400
Frisco, TX 75034
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	12/5/24

* Print the name and title of each signing officer under his or her signature.